Significant Accounting Policies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives
Assets
Financial assets, gross	R$ 18,667,611	R$ 17,262,888	R$ 24,702,973
Financial assets offset in the balance sheet, gross	(304,165)	0	0
Financial assets offset in the balance sheet, net	18,363,446	17,262,888	24,702,973
Liabilities
Financial liabilities, gross	18,771,000	16,677,486	20,236,615
Financial liabilities offset in the balance sheet, gross	(304,165)	0	0
Financial liabilities offset in the balance sheet, net	18,466,835	16,677,486	20,236,615
Repurchase agreements
Assets
Financial assets, gross	44,836,491	34,505,671	47,528,393
Financial assets offset in the balance sheet, gross	0	0	0
Financial assets offset in the balance sheet, net	44,836,491	34,505,671	47,528,393
Liabilities
Financial liabilities, gross	101,647,013	97,421,579	129,817,727
Financial liabilities offset in the balance sheet, gross	0	0	0
Financial liabilities offset in the balance sheet, net	R$ 101,647,013	R$ 97,421,579	R$ 129,817,727